Stock-based compensation - Reconciliation of RSU, DSU and PSU Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares)	10,060,296	11,823,310
Granted (in shares)	3,899,244	2,817,149
Forfeited (in shares)	(2,463,548)	(3,637,522)
Outstanding - End of fiscal year (in shares)	11,083,212	10,060,296
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 30.58	$ 36.36
Weighted average exercise price, options granted (in USD per share) | $ / shares	13.77	19.93
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	30.16	47.76
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 25.68	$ 30.58
Number of outstanding stock options with vesting dependent on market conditions (in shares)	1,900,000
RSU
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares)	5,540,767	3,314,131
Granted (in shares)	3,114,515	4,397,629
Settled (in shares)	(1,595,478)	(956,837)
Forfeited (in shares)	(859,036)	(1,214,156)
Outstanding - End of fiscal year (in shares)	6,200,768	5,540,767
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 28.92	$ 46.71
Weighted average exercise price, options granted (in USD per share) | $ / shares	14.11	20.77
Weighted average exercise price, options released (in USD per share) | $ / shares	31.18	41.58
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	20.81	37.97
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 22.02	$ 28.92
DSU
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares)	65,398	34,421
Granted (in shares)	54,143	47,577
Settled (in shares)	0	(16,600)
Forfeited (in shares)	0	0
Outstanding - End of fiscal year (in shares)	119,541	65,398
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 23.31	$ 37.95
Weighted average exercise price, options granted (in USD per share) | $ / shares	15.97	18.72
Weighted average exercise price, options released (in USD per share) | $ / shares	0	40.50
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	0	0
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 19.99	$ 23.31
PSU
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares)	619,640	953,290
Granted (in shares)	0	0
Settled (in shares)	(167,284)	(333,650)
Forfeited (in shares)	(452,356)	0
Outstanding - End of fiscal year (in shares)	0	619,640
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 28.73	$ 28.73
Weighted average exercise price, options granted (in USD per share) | $ / shares	0	0
Weighted average exercise price, options released (in USD per share) | $ / shares	28.73	28.73
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	28.73	0
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 0	$ 28.73